Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and principal activities
Schedule of principal subsidiaries and VIEs
As of December 31, 2021, the Company’s principal subsidiaries, VIEs are as follows:

	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership
Wholly owned subsidiaries
Wuhan Douyu Education Consulting Co., Ltd.	November 9, 2016	Wuhan	100%
Wuhan Yuwan Culture Media Co., Ltd.	June 28, 2016	Wuhan	100%
Wuhan Yuxing Tianxia Culture Media Co., Ltd.	June 24, 2016	Wuhan	100%
Wuhan Yuyin Raoliang Culture Media Co., Ltd.	June 23, 2016	Wuhan	100%
Wuhan Yu Leyou Internet Technology Co., Ltd.	November 9, 2016	Wuhan	100%
Wuhan Douyu Culture Network Technology Co., Ltd. (“ Douyu Yule”)	April 2, 2018	Wuhan	100%
		The British
DouYu Network Inc.	January 12, 2018	Virgin Islands	100%
Douyu Hongkong Limited	January 24, 2018	Hong Kong	100%
Gogo Glocal Holding Limited	October 8, 2018	Cayman	100%
VIEs
Wuhan Ouyue Online TV Co., Ltd. (“Wuhan Ouyue”)	February 3, 2016	Wuhan	100%
Wuhan Douyu Network Technology Co., Ltd.	May 8, 2015	Wuhan	100%